Selected Statements of Income Data - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Interest expenses on loans and borrowings	$ 5,621	$ 5,039	$ 1,743
Interest expenses attributed to leases	1,116	964	691
Bank charges, negative foreign exchange differences and other financial expenses	2,366	3,224	2,559
Total financial expenses	9,103	9,227	4,993
Financial income:
Interest income attributed to bank deposits	1,856	1,166	305
Interest income from deposits, positive foreign exchange differences and other financial income	1,307	3,735	1,087
Total financial income	3,163	4,901	1,392
Financial expenses, net	$ 5,940	$ 4,326	$ 3,601